UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03205
                                   811-21300

Name of Fund: CMA Government Securities Fund
              Master Government Securities LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, CMA Government Securities Fund and Master Government Securities LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments

CMA Government Securities Fund
Schedule of Investments as of June 30, 2007 (Unaudited)           (in Thousands)

                                            Beneficial
                                              Interest     Mutual Funds                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
                                           $   396,300     Master Government Securities LLC                              $ 461,388
----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Mutual Funds ( Cost- $461,388) - 100.0%                   461,388
----------------------------------------------------------------------------------------------------------------------------------
Total Investments  (Cost - $461,388) - 100.0%                                                                              461,388

Liabilities in Excess of Other Assets - (0.0%)                                                                                (138)
                                                                                                                         ---------
Net Assets - 100.0%                                                                                                      $ 461,250
                                                                                                                         =========


Master Government Securities LLC
Schedule of Investments as of June 30, 2007 (Unaudited)           (in Thousands)

                                                                    Face          Interest           Maturity
Issue                                                              Amount           Rate               Date            Value
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations* - 19.5%
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills                                               $ 10,497       4.53 - 4.76 %       7/05/2007     $    10,489
                                                                   112,467      4.335 - 4.847        7/12/2007         112,280
                                                                    37,845       3.50 - 4.18         7/19/2007          37,765
                                                                    13,372             4.442         7/26/2007          13,327
                                                                     4,136             4.735         8/09/2007           4,114
------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Obligations (Cost - $177,975)                                                                    177,975
------------------------------------------------------------------------------------------------------------------------------

Face Amount                                             Issue
-------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 82.7%
-------------------------------------------------------------------------------------------------------------------------------
     $ 46,300            Banc of America Securities LLC, purchased on 6/27/2007 to yield  5.15% to 7/05/2007,            46,300
                         repurchase price $46,353, collateralized by GNMA, 4.50% to 11% due 5/20/2008 to 6/20/2037
-------------------------------------------------------------------------------------------------------------------------------
       47,180            Barclays Capital Inc., purchased on 6/29/2007 to yield  4.30% to 7/02/2007, repurchase          47,180
                         price $47,197, collateralized by U.S. Treasury Notes, 3.50% due 12/15/2009
-------------------------------------------------------------------------------------------------------------------------------
       47,185            Bear, Stearns & Co., Inc., purchased on 6/29/2007 to yield  4.30% to 7/02/2007,                 47,185
                         repurchase price $47,202, collateralized by U.S. Treasury Inflation Index Note,
                         1.625% due 1/15/2015
-------------------------------------------------------------------------------------------------------------------------------
       46,300            Citigroup Global Markets Inc., purchased on 6/27/2007 to yield  5.24% to 7/05/2007,             46,300
                         repurchase price $46,354, collateralized by GNMA, 4.50% to 7% due 2/20/2030 to 5/15/2037,
                         and collateralized by FHLMC, 7.50% due 3/15/2031
-------------------------------------------------------------------------------------------------------------------------------
       48,300            Countrywide Securities Corporation, purchased on 6/26/2007 to yield  5.05% to 7/03/2007,        48,300
                         repurchase price $48,347, collateralized by GNMA, 3.50% to 10% due 12/15/2008 to 6/15/2037
-------------------------------------------------------------------------------------------------------------------------------
       48,300            Credit Suisse Securities (USA) LLC purchased on 6/26/2007 to yield  5.15% to 7/03/2007,         48,300
                         repurchase price $48,348, collateralized by GNMA, 5.50% to 6.50% due 5/15/2031 to 6/15/2037
-------------------------------------------------------------------------------------------------------------------------------
       46,300            Deutsche Bank Securities Inc., purchased on 6/27/2007 to yield  5.20% to 7/05/2007,             46,300
                         repurchase price $46,354, collateralized by GNMA, 5.50% to 7% due 2/15/2033 to 9/15/2036
-------------------------------------------------------------------------------------------------------------------------------
       48,100            Goldman, Sachs & Company, purchased on 6/21/2007 to yield  5.21% to 7/19/2007, repurchase       48,100
                         price $48,295, collateralized by GNMA, 4.50% to 8.50% due 9/15/2010 to 5/15/2037
-------------------------------------------------------------------------------------------------------------------------------
       46,300            Greenwich Capital Markets, Inc., purchased on 6/27/2007 to yield  5.30% to 7/05/2007,           46,300
                         repurchase price $46,355, collateralized by GNMA, 5% to 6.50% due 8/15/2008 to 5/15/2037
-------------------------------------------------------------------------------------------------------------------------------
       47,180            HSBC Securities (USA) Inc., purchased on 6/29/2007 to yield  5.15% to 7/02/2007,                47,180
                         repurchase price $47,200, collateralized by GNMA, 5.50% to 7% due 7/15/2036 to 6/15/2037
-------------------------------------------------------------------------------------------------------------------------------
       48,300            J.P. Morgan Securities Inc., purchased on 6/26/2007 to yield  5.22% to 7/03/2007, repurchase    48,300
                         price $48,349, collateralized by GNMA, 5.50% to 6% due 1/15/2034 to 4/15/2046
-------------------------------------------------------------------------------------------------------------------------------
       48,300            Lehman Brothers Inc., purchased on 6/26/2007 to yield  5.18% to 7/03/2007, repurchase           48,300
                         price $48,349, collateralized by GNMA, 4% to 11.50% due 2/20/2009 to 6/15/2037
-------------------------------------------------------------------------------------------------------------------------------
       46,300            Merrill Lynch Government Securities Inc., purchased on 6/27/2007 to yield  5.13%                46,300
                         to 7/05/2007, repurchase price $46,353, collateralized by GNMA, 4% to 16%
                         due 8/15/2007 to 6/15/2037 (a)
-------------------------------------------------------------------------------------------------------------------------------
       46,300            Mizuho Securities USA Inc., purchased on 6/27/2007 to yield  4.85% to 7/05/2007,                46,300
                         repurchase price $46,350, collateralized by U.S. Treasury Notes, 4.50% due 9/30/2011,
                         U.S. Treasury STRIPS+, due 8/15/2013 to 8/15/2025 and U.S. Treasury STRIPS+ Principal
                         Only, due 8/15/2017 to 2/15/2031
-------------------------------------------------------------------------------------------------------------------------------
       46,300            Morgan Stanley & Co. Inc., purchased on 6/27/2007 to yield  4.93% to 7/05/2007, repurchase      46,300
                         price $46,351, collateralized by GNMA, 5% to 8% due 12/15/2008 to 5/15/2037
-------------------------------------------------------------------------------------------------------------------------------
       46,300            UBS Securities LLC, purchased on 6/27/2007 to yield  5.18% to 7/05/2007, repurchase             46,300
                         price $46,353, collateralized by GNMA, 4.50% to 13% due 6/15/2008 to 10/20/2036
-------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost - $753,245)                                                                           753,245
-------------------------------------------------------------------------------------------------------------------------------
Total Investments  (Cost - $931,220**)  - 102.2%                                                                        931,220

Liabilities in Excess of Other Assets - (2.2%)                                                                          (19,875)
                                                                                                                       --------
Net Assets - 100.0%                                                                                                    $911,345
                                                                                                                       ========

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase.

Master Government Securities LLC
Schedule of Investments as of June 30, 2007 (Unaudited)           (in Thousands)

**    Cost for federal income tax purposes.

+     Separately Traded Registered Interest and Principal of Securities.

(a) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------
                                                        Net           Interest
      Affiliate                                      Activity          Income
      ------------------------------------------------------------------------
      Merrill Lynch Government Securities Inc.       $ (2,600)         $ 628
      ------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Government Securities Fund and Master Government Securities LLC


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    CMA Government Securities Fund and Master Government Securities LLC

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    CMA Government Securities Fund and Master Government Securities LLC

Date: August 20, 2007


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    CMA Government Securities Fund and Master Government Securities LLC

Date: August 20, 2007